Leases (Details) - Schedule of maturity analysis of the group's lease liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	$ 17,220	$ 5,422
Less than one year [Member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	4,846	2,086
One to five years [Member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	12,189	3,336
Above 5 years [Member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	$ 185